Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 88,031	$ 91,722
Demand deposits with banks - Interest bearing	839,320	520,048
Cash equivalents - Interest bearing	1,622,719	1,442,113
Cash due from banks	2,550,070	2,053,883
Securities purchased under agreements to resell	142,283	27,341
Short-term investments	1,218,380	52,336
Investment in securities
Equity securities at fair value	7,419	6,495
Available-for-sale	2,220,341	2,182,749
Held-to-maturity (fair value: $1,030,183 (2018: $1,076,979))	2,208,663	2,066,120
Total investment in securities	4,436,423	4,255,364
Loans to third parties, net of allowance for credit losses	5,142,622	4,043,889
Accrued interest	23,560	20,870
Other assets, including premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	135,179	66,687
Total assets	13,921,575	10,773,178
Customer deposits
Total deposits	12,441,625	9,452,241
Employee benefit plans	110,347	117,203
Accrued interest	8,363	5,072
Other liabilities, including payables to subsidiaries	253,997	172,997
Total other liabilities	372,707	295,272
Long-term debt	143,500	143,322
Total liabilities	12,957,832	9,890,835
Shareholders' equity
Total shareholders’ equity	963,743	882,343	$ 822,881
Total liabilities and shareholders’ equity	13,921,575	10,773,178
Held-to-maturity, fair value	2,255,987	2,036,214
Banks
Customer deposits
Total deposits	33,759	33,822
Customers
Customer deposits
Non-interest bearing	2,229,974	2,111,496
Interest bearing	10,177,892	7,306,923
Total deposits	12,407,866	9,418,419
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	38,615	21,677
Demand deposits with banks - Interest bearing	118,583	316,872
Cash equivalents - Interest bearing	329,494	364,714
Cash due from banks	486,692	703,263
Securities purchased under agreements to resell	142,283	27,341
Short-term investments	44,512	13,736
Investment in securities
Equity securities at fair value	7,420	6,495
Available-for-sale	1,252,749	1,345,408
Held-to-maturity (fair value: $1,030,183 (2018: $1,076,979))	1,003,248	1,088,564
Total investment in securities	2,263,417	2,440,467
Loans to third parties, net of allowance for credit losses	2,046,406	1,949,701
Accrued interest	13,172	12,824
Other assets, including premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	194,724	203,599
Total assets	5,881,918	5,859,127
Customer deposits
Total deposits	4,602,828	4,649,703
Employee benefit plans	110,347	117,203
Accrued interest	4,017	2,908
Other liabilities, including payables to subsidiaries	57,483	63,648
Total other liabilities	171,847	183,759
Long-term debt	143,500	143,322
Total liabilities	4,918,175	4,976,784
Shareholders' equity
Total shareholders’ equity	963,743	882,343
Total liabilities and shareholders’ equity	5,881,918	5,859,127
Held-to-maturity, fair value	1,030,183	1,076,979
Bank of N.T. Butterfield & Son Ltd | Banks
Investment in securities
Net assets of subsidiaries	610,217	415,227
Loans to subsidiaries	13,241	12,754
Customer deposits
Total deposits	199,572	154,101
Bank of N.T. Butterfield & Son Ltd | Customers
Investment in securities
Net assets of subsidiaries	10,303	24,195
Loans to subsidiaries	56,951	56,020
Customer deposits
Non-interest bearing	1,430,409	1,378,539
Interest bearing	2,972,847	3,117,063
Total deposits	$ 4,403,256	$ 4,495,602